Other Non-Operating Income (Tables)	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)	Other non-operating income/(loss) comprise the following:

	Six months ended June 30,
	2022	2021
Realized and unrealized MTM gain/(loss) on our investment in listed equity securities (note 20)	295,048	(86,664)
UK tax lease contingent liability (note 22)	6,918	(73,294)
Dividend income from our investment in listed equity securities	3,105	1,863
Other non-operating income/(loss)	305,071	(158,095)